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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31*

Date of reporting period:  September 30, 2013

*This N-CSR relates to two series of Madison Funds that reorganized from another investment company registrant that had a September 30 fiscal year end. The two funds whose reports are contained in this Form N-CSR have since transitioned their fiscal year end to match those of the registrant and will be included in the complete Form N-CSR for all series of the registrant for the fiscal year end October 31, 2013.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.
Annual Report
September 30, 2013

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison Funds®

September 30, 2013
Contents

Management’s Discussion of Fund Performance	2
Virginia Fund	2
National Fund	3
Portfolio of Investments
Virginia Fund	4
National Fund	6
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	10
Financial Highlights for a Share of Beneficial Interest Outstanding	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	16
Other Information	17
Trustees and Officers	21

September 30, 2013
Management’s Discussion of Fund Performance

NOTE: Due to the reorganization of the Madison Mosaic Funds into the Madison Funds in April 2013, you are receiving this annual report for the Madison Tax-Free Virginia Fund (“Virginia Fund” f/k/a Madison Mosaic Virginia Tax-Free Fund) and Madison Tax-Free National Fund (“National Fund”) (together, “the Funds”) for their 12-month fiscal year ended September 30, 2013. As a part of the Madison Funds family, the Funds’ fiscal years will transition to match the fiscal years of the other Madison Funds. Specifically, the Funds’ new fiscal year will be October 31. As a result, you will be receiving an additional annual report dated October 31, 2013.
The annual period ended September 30, 2013 saw losses, but relative outperformance over peer groups, for the Funds as interest rates rose, driving down the value of a wide range of bonds. One-year total returns were: -2.77% for the Virginia Fund and -3.03% for the National Fund. Over the one-year period of this report the National Fund’s peer group, Morningstar Municipal National Long Category, was down -4.70%. The Morningstar Municipal Single State Long Category, the peer group for the Virginia Fund, dropped -5.42% over the year. Some indication of the manner in which interest rate sensitivity influenced returns over this period can be seen by looking at the Morningstar Single State Intermediate and Short Categories which lost -3.05% and -1.37%, respectively. As interest rates rise, the value of longer maturity bonds tends to drop more than shorter maturity bonds. While both of the Funds are in long bond maturity categories, we took a more conservative approach due to concerns over the possibility of interest rates rising from their historic lows. As a result, some of the outperformance compared to the longer bond maturity peer group is attributable to positioning the portfolio with shorter term bonds.
A second factor was the performance by quality. In a period which contained the bankruptcy of Detroit, the largest municipal default in U.S. history, investors showed renewed scrutiny regarding bond issuers. The Funds had no direct exposure to the Detroit default. An indication of the importance of security selection can be seen in the Morningstar High Yield Muni Category, which lost -6.06% for the period. Although it is never pleasant to report negative returns, we were pleased with the Funds’ relative performance and our decision to manage interest rate and issuer risk.
VIRGINIA FUND
The Commonwealth of Virginia maintains a Standard & Poor’s AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Virginia Fund had a total return of -2.77% for the annual period and the 30-day SEC yield was 2.49% as of September 30, 2013. The effective duration of the portfolio was 6.92 years and the average maturity was 10.35 years. In terms of quality holdings, approximately 32.9% of the portfolio was rated by at least one agency at the highest level (AAA for Standard and Poor’s), 50.6% was the equivalent of S&P’s AA, 14.4% A, and 2.1% BBB. Recently purchased securities included Norfolk Economic Development Authority for Sentara Healthcare revenue bonds and Virginia State Resource Authority Clean Water revenue bonds.
COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT WITH THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX FOR MADISON TAX-FREE VIRGINIA FUND
Past performance is not predictive of future performance. Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*The Barclays Capital Municipal Bond Index is a benchmark index produced by Barclays Capital that includes tax-exempt bonds with maturities greater than two years selected from issues larger than $50 million.

Management’s Discussion of Fund Performance | concluded | September 30, 2013

INDUSTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/13
Airport	0.6%
Development	5.4%
Education	13.9%
Facilities	13.3%
General	5.8%
General Obligation	12.9%
Medical	10.6%
Multifamily Housing	8.8%
Power	4.0%
Transportation	5.1%
Utilities	4.1%
Water	12.7%
Net Other Assets and Liabilities	2.8%
NATIONAL FUND
The National Fund had a total return of -3.03% for the annual period and the 30-day SEC yield was 2.39% as of September 30, 2013. The effective duration of the portfolio
COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT WITH THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX FOR MADISON TAX-FREE NATIONAL FUND

Past performance is not predictive of future performance. Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*The Barclays Capital Municipal Bond Index is a benchmark index produced by Barclays Capital that includes tax-exempt bonds with maturities greater than two years selected from issues larger than $50 million.
was 6.56 years and the average maturity was 10.11 years. In terms of quality holdings, approximately 29.3% of the portfolio was rated by at least one agency at the highest level (AAA for Standard and Poor’s), 53.6% was the equivalent of S&P’s AA, 13.3% A, 2.6% BBB and one security was nonrated by the rating agencies of 1.2%. Recently purchased securities included South Carolina State Ports Authority revenue bonds and Orlando Florida Utilities Commission utility systems revenue bonds.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/13
Alabama	6.6%
Arizona	2.5%
Arkansas	1.8%
Colorado	1.5%
Florida	13.5%
Georgia	2.5%
Illinois	2.9%
Indiana	8.8%
Iowa	2.6%
Maryland	2.5%
Massachusetts	2.4%
Michigan	3.2%
Minnesota	1.6%
Mississippi	1.8%
Missouri	3.3%
New Jersey	3.0%
New York	3.8%
North Carolina	2.6%
Ohio	2.0%
Pennsylvania	1.8%
South Carolina	2.2%
Tennessee	0.4%
Texas	16.0%
Virginia	5.6%
Washington	1.9%
Wisconsin	0.7%
Net other Assets and Liabilities	2.5%
We appreciate your confidence in Madison Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.
Sincerely,

(signature)
Michael J. Peters, CFA
Vice President and Portfolio Manager

September 30, 2013
Virginia Fund Portfolio of Investments

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.2%
Airport - 0.6%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$ 135,168
Development - 5.4%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	496,623
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	765,794
		1,262,417
Education - 13.9%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	191,717
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	166,694
Prince William County Industrial Development Authority, (Prerefunded 10/1/13 @ $101), 5%, 10/1/18	150,000	151,500
University of Virginia, 5%, 6/1/40	255,000	268,614
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	594,250
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	154,105
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	410,887
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	430,311
Virginia Public School Authority, 5%, 12/1/18	100,000	115,755
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	383,208
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	355,855
		3,222,896
Facilities - 13.3%
Gloucester County Industrial Development Authority, (NATL-RE), 4.375%, 11/1/25	500,000	507,980
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	196,401
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	832,999
Northwestern Regional Jail Authority, (Prerefunded 7/1/15 @ $100) (NATL-RE), 5%, 7/1/19	50,000	54,022
Prince William County Park Authority, 4%, 4/15/24	320,000	332,720
	Par Value	Value (Note 1)
Roanoke County Economic Development Authority, (ASSURED GTY), 5%, 10/15/16	$200,000	$ 222,444
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100) (NATL-RE), 4.5%, 8/1/25	185,000	198,727
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	515,000	517,935

Virginia Public Building Authority, 5.25%, 8/1/23	200,000	227,298
		3,090,526
General - 5.8%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	347,262
James City County Economic Development Authority, 4%, 6/15/24	360,000	377,996
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC*), 5.5%, 8/1/27	100,000	121,894
Territory of Guam, 5%, 1/1/26	150,000	160,874
Virgin Islands Public Finance Authority, (NATL-RE FGIC), 5%, 10/1/23	100,000	103,052
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	230,826
		1,341,904
General Obligation - 12.9%
City of Hampton VA, 5%, 1/15/21	250,000	284,192
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	115,776
City of Richmond VA, (Prerefunded 7/15/14 @ $100) (AGM), 5%, 7/15/23	400,000	414,956
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	257,448
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	603,462
Commonwealth of Virginia, 5%, 6/1/27	150,000	170,270
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	199,136
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	235,724
County of Henrico VA, 5%, 7/15/25	150,000	169,560
County of Loudoun VA, (Prerefunded 12/1/17 @ $100) (ST AID WITHHLDG), 5%, 12/1/18	165,000	191,027
County of Prince George VA, (ASSURED GTY ST AID WITHHLDG), 5%, 2/1/20	200,000	223,518
Town of Leesburg VA, 5%, 1/15/41	135,000	141,622
		3,006,691

See accompanying Notes to Financial Statements.

Virginia Fund Portfolio of Investments | concluded | September 30, 2013

	Par Value	Value (Note 1)
MUNICIPAL BONDS - continued
Medical - 10.6%
Charlotte County Industrial Development Authority, 5%, 9/1/16	$335,000	$ 356,326
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	273,558
Harrisonburg Industrial Development Authority, (AMBAC*), 4%, 8/15/16	200,000	216,440
Harrisonburg Industrial Development Authority, (AMBAC*), 5%, 8/15/46	180,000	180,799
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	165,000	171,735
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	493,382
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	551,120
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	212,754
		2,456,114
Multifamily Housing - 8.8%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	731,017
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	305,910
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	750,405
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	250,598
		2,037,930
Power - 4.0%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	618,070
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	305,315
		923,385
Transportation - 5.1%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	82,599
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC), 5.25%, 7/15/22	60,000	70,739
Richmond Metropolitan Authority, (NATL-RE FGIC), 5.25%, 7/15/22	140,000	158,136
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	257,281
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	608,530
		1,177,285
	Par Value	Value (Note 1)
Utilities - 4.1%
City of Richmond VA, (AGM), 4.5%, 1/15/33	$940,000	$ 950,237
Water - 12.7%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	219,903

Hampton Roads Sanitation District, 5%, 11/1/20	200,000	234,048
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	266,435
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	160,698
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,152,720
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	582,800
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	172,531
Virginia Resources Authority, 5%, 11/1/31	160,000	170,502
		2,959,637
TOTAL INVESTMENTS - 97.2% (Cost $22,323,034**)		22,564,190
NET OTHER ASSETS AND LIABILITIES - 2.8%		651,185
TOTAL NET ASSETS - 100.0%		$23,215,375

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $22,323,034.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

See accompanying Notes to Financial Statements.

September 30, 2013
National Fund Portfolio of Investments

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.5%
Alabama - 6.6%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$ 316,938
Troy University, (ASSURED GTY), 4.125%, 11/1/23	420,000	447,989
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	327,942
University of South Alabama, (AMBAC*), 5%, 12/1/24	700,000	769,650
		1,862,519
Arizona - 2.5%
Glendale Western Loop 101 Public Facilities Corp., (Prerefunded 1/1/14 @ $100), 6%, 7/1/24	525,000	532,434
Northern Arizona University, Certificate Participation, (Prerefunded 9/1/15 @ $100) (AMBAC*), 5%, 9/1/23	150,000	163,214
		695,648
Arkansas - 1.8%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	194,987
Lake Hamilton School District No 5 of Garland County, General Obligation Ltd., (ST AID WITHHLDG), 3%, 4/1/21	320,000	324,589
		519,576
Colorado - 1.5%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	434,768
Florida - 13.5%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	653,976
Emerald Coast Utilities Authority, (NATL-RE), 5%, 1/1/25	300,000	301,383
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	485,389
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	454,230
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	525,195
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	620,393
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	785,512
		3,826,078
	Par Value	Value (Note 1)
Georgia - 2.5%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	$300,000	$ 352,632
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	101,907
Gwinnett County Development Authority, Certificate Participation, (NATL-RE), 5.25%, 1/1/21	100,000	116,744

Private Colleges & Universities Authority, 5%, 9/1/38	130,000	134,801
		706,084
Illinois - 2.9%
County of Winnebago IL, General Obligation, (Prerefunded 6/30/15 @ $100) (NATL-RE), 5%, 12/30/24	500,000	540,150
Regional Transportation Authority, (AMBAC* GO of AUTH), 7.2%, 11/1/20	240,000	271,889
		812,039
Indiana - 8.8%
Indiana Finance Authority, 5%, 2/1/21	400,000	465,040
Indiana Finance Authority, 4.5%, 10/1/22	345,000	369,498
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	498,517
Western Boone Multi-School Building Corp., General Obligation, (AGM) (ST AID WITHHLDG), 5%, 1/10/20	1,015,000	1,153,162
		2,486,217
Iowa - 2.6%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	516,985
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	223,426
		740,411
Maryland - 2.5%
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	40,000	43,123
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	662,796
		705,919
Massachusetts - 2.4%
Massachusetts School Building Authority, (Prerefunded 8/15/15 @ $100) (AGM), 5%, 8/15/23	635,000	690,264

See accompanying Notes to Financial Statements.

National Fund Portfolio of Investments | continued | September 30, 2013

	Par Value	Value (Note 1)
MUNICIPAL BONDS - continued
Michigan - 3.2%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	$400,000	$ 458,288
Redford Unified School District No. 1, General Obligation, (AMBAC* Q-SBLF), 5%, 5/1/22	410,000	452,980
		911,268
Minnesota - 1.6%
Litchfield Independent School District No. 465, General Obligation, (SD CRED PROG), 3%, 2/1/20	420,000	440,752
Mississippi - 1.8%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC), 7.75%, 2/1/14	500,000	512,275
Missouri - 3.3%
City of O’Fallon MO, Certificate Participation, (NATL-RE), 5.25%, 11/1/16	100,000	111,333
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	604,975
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	224,538
		940,846
New Jersey - 3.0%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC), 6.5%, 1/1/16	525,000	563,687
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	286,308
		849,995
New York - 3.8%
City of North Tonawanda NY, General Obligation, 4%, 4/1/21	240,000	255,965
New York State Dormitory Authority, (BHAC-CR AMBAC*), 5.5%, 7/1/31	250,000	296,250
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	521,771
		1,073,986
North Carolina - 2.6%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	521,285
State of North Carolina, 4.5%, 5/1/27	200,000	218,196
		739,481
Ohio - 2.0%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	572,930
	Par Value	Value (Note 1)
Pennsylvania - 1.8%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	$485,000	$ 521,157
South Carolina - 2.2%

South Carolina State Ports Authority, 5%, 7/1/19	130,000	150,678
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	481,342
		632,020
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	109,972
Texas - 16.0%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	307,101
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	545,570
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	378,438
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	250,000	302,820
Frisco Independent School District, General Obligation, (PSF-GTD), 3%, 8/15/35	505,000	399,268
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	458,409
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC*), 6%, 1/1/17	305,000	351,021
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,413,299
State of Texas, General Obligation, 5%, 8/1/27	330,000	372,943
		4,528,869
Virginia - 5.6%
City of Virginia Beach VA, General Obligation, Series A, 4%, 8/1/22	600,000	664,362
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	270,220
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	160,698
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	234,544
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	250,598
		1,580,422
Washington - 1.9%
University of Washington, 5%, 7/1/32	500,000	534,655

See accompanying Notes to Financial Statements.

National Fund Portfolio of Investments | concluded | September 30, 2013

	Par Value	Value (Note 1)
MUNICIPAL BONDS - concluded
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	$200,000	$ 204,496
TOTAL INVESTMENTS - 97.5% (Cost $27,059,426**)		27,632,647
NET OTHER ASSETS AND LIABILITIES - 2.5%		695,662
TOTAL NET ASSETS - 100.0%		$28,328,309

*
This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $27,059,426.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECT 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
NATL-RE	National Public Finance Guarantee Corp.
PSF GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program)
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to Financial Statements.

September 30, 2013

Statements of Assets and Liabilities

	Virginia* Fund	National* Fund
Assets
Investments:
Investments at cost
Unaffiliated issuers	$22,323,034	$27,059,426
Net unrealized appreciation
Unaffiliated issuers	241,156	573,221
Total investments	22,564,190	27,632,647
Cash	375,795	324,622
Receivables:
Fund shares sold	1,200	43,499
Interest	292,896	369,563
Total assets	23,234,081	28,370,331
Liabilities:
Payables
Fund shares repurchased	210	1,715
Advisory agreement fees	9,430	11,460
Service agreement fees	6,601	8,022
Accrued expenses and other payables	2,465	20,825
Total liabilities	18,706	42,022
Net Assets	$23,215,375	$28,328,309
Net assets consists of:
Paid in capital	$22,595,808	$27,624,211
Accumulated undistributed net investment income	2,838	3,740
Accumulated net realized gain on investments	375,573	127,137
Net unrealized appreciation on investments	241,156	573,221
Net Assets	$23,215,375	$28,328,309
Shares:
Net Assets	$23,215,375	$28,328,309
Shares of beneficial interest outstanding	2,018,973	2,647,590
Net Asset Value and redemption price per share	$11.50	$10.70

*
The Statements of Assets and Liabilities presented herein reflect the historical operating results of the Virginia Tax-Free Fund and Tax-Free National Fund, both series of the Madison Mosaic Tax-Free Trust. See Note 1 for a discussion of the Funds’ reorganization.

See accompanying Notes to Financial Statements.

September 30, 2013

Statements of Operations
For the year ended September 30, 2013

	Virginia* Fund	National* Fund
Investment Income
Interest income	$ 881,718	$ 1,139,296
Expenses
Advisory agreement fees	123,756	151,198
Service agreement fees	86,629	105,839
Total expenses	210,385	257,037
Net Investment Income	671,333	882,259
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments
Unaffiliated issuers	375,573	127,137
Net change in unrealized depreciation of investments
Unaffiliated issuers	(1,727,417)	(1,915,420)
Net Realized and Unrealized Loss on Investments	(1,351,844)	(1,788,283)
Net Decrease in Net Assets from Operations	$ (680,511)	$ (906,024)

*
The Statements of Operations presented herein reflect the historical operating results of the Virginia Tax-Free Fund and Tax-Free National Fund, both series of the Madison Mosaic Tax-Free Trust. See Note 1 for a discussion of the Funds’ reorganization.

Statements of Changes in Net Assets

	Virginia Fund*		National Fund*
Year Ended September 30,	2013	2012	2013	2012
Net Assets at beginning of period	$26,117,230	$25,008,718	$31,526,202	$31,318,612
Increase (decrease) in net assets from operations:
Net investment income	671,333	732,285	882,259	938,373
Net realized gain	375,573	182,600	127,137	211,524
Net change in unrealized appreciation (depreciation)	(1,727,417)	518,009	(1,915,420)	982,635
Net increase (decrease) in net assets from operations	(680,511)	1,432,894	(906,024)	2,132,532
Distribution to shareholders from:
Net investment income	(668,495)	(732,285)	(878,519)	(938,373)
Net realized gains	(182,600)	(17,310)	(209,589)	(108,328)
Total distributions	(851,095)	(749,595)	(1,088,108)	(1,046,701)
Capital Stock transactions:
Shares sold	682,000	1,789,012	2,694,374	2,201,412
Issued to shareholders in reinvestment of distributions	812,522	710,910	799,526	779,789
Shares redeemed	(2,864,771)	(2,074,709)	(4,697,661)	(3,859,442)
Total net increase from capital stock transactions	(1,370,249)	425,213	(1,203,761)	(878,241)
Total increase (decrease) in net assets	(2,901,855)	1,108,512	(3,197,893)	207,590
Net Assets at end of period	$23,215,375	$26,117,230	$28,328,309	$31,526,202
Undistributed net investment income	$ 2,838	$ –	$ 3,740	$ –
Capital Share transactions:
Shares sold	56,915	147,504	242,273	195,306
Issued to shareholders in reinvestment of distributions	68,072	58,811	71,600	69,345
Shares redeemed	(238,995)	(171,359)	(422,286)	(342,824)
Net increase (decrease) in shares outstanding	(114,008)	34,956	(108,413)	(78,173)

*
The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Virginia Tax-Free Fund and Tax-Free National Fund, both series of the Madison Mosaic Tax-Free Trust. See Note 1 for a discussion of the Funds’ reorganization.

See accompanying Notes to Financial Statements.

September 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

VIRGINIA FUND*
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$12.24	$11.92	$11.98	$11.87	$11.01
Income from Investment Operations:
Net investment income [1]	0.32	0.35	0.35	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.650)	0.33	–	0.16	0.91
Total from investment operations	(0.330)	0.68	0.35	0.53	1.28
Less Distributions:
Distributions from net investment income	(0.320)	(0.350)	(0.350)	(0.370)	(0.370)
Distributions from capital gains	(0.090)	(0.010)	(0.060)	(0.050)	(0.050)
Total distributions	(0.410)	(0.360)	(0.410)	(0.420)	(0.420)
Net increase (decrease) in net asset value	(0.740)	0.32	(0.060)	0.11	0.86
Net Asset Value at end of period	$11.50	$12.24	$11.92	$11.98	$11.87
Total return (%)	(2.770)	5.75	3.10	4.54	11.87
Ratios/Supplemental Data:
Net Assets at end of year (in 000’s)	$23,215	$26,117	$25,009	$26,170	$25,883
Ratio of expenses to average net assets (%)	0.85	0.98	1.03	1.03	1.03
Ratio of net investment income to average net assets (%)	2.71	2.88	3.03	3.10	3.26
Portfolio turnover (%)	24	12	7	19	18

NATIONAL FUND*
	Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value at beginning of period	$11.44	$11.05	$11.16	$11.09	$10.34
Income from Investment Operations:
Net investment income [1]	0.32	0.33	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.660)	0.43	(0.020)	0.12	0.82
Total from investment operations	(0.340)	0.76	0.32	0.48	1.19
Less Distributions:
Distributions from net investment income	(0.320)	(0.330)	(0.340)	(0.360)	(0.370)
Distributions from capital gains	(0.080)	(0.040)	(0.090)	(0.050)	(0.070)
Total distributions	(0.400)	(0.370)	(0.430)	(0.410)	(0.440)
Net increase (decrease) in net asset value	(0.740)	0.39	(0.110)	0.07	0.75
Net Asset Value at end of period	$10.70	$11.44	$11.05	$11.16	$11.09
Total return (%)	(3.030)	7.02	3.02	4.43	11.73
Ratios/Supplemental Data:
Net Assets at end of year (in 000’s)	$28,328	$31,526	$31,319	$29,347	$29,143
Ratio of expenses to average net assets (%)	0.85	1.00	1.06	1.06	1.06
Ratio of net investment income to average net assets (%)	2.92	2.97	3.11	3.26	3.44
Portfolio turnover (%)	24	13	13	19	17

*
The Financial Highlights presented herein reflect the historical operating results of the Virginia Tax-Free Fund and Tax-Free National Fund, both series of the Madison Mosaic Tax-Free Trust. See Note 1 for a discussion of the Funds’ reorganization.

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.

See accompanying Notes to Financial Statements.

September 30, 2013

Notes to Financial Statements
1. Summary of Significant Accounting Policies. The Madison Mosaic Tax-Free Trust (the “Mosaic Trust“) was registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act“) as an open-end, diversified investment management company. The Mosaic Trust maintained two separate funds, the Virginia Tax-Free Fund and the Tax-Free National Fund. On April 19, 2013, each fund was reorganized from the Mosaic Trust into Madison Funds Trust, a Delaware business Trust (“the Trust“). Specifically, the Virginia Tax-Free Fund became the Madison Tax-Free Virginia Fund (the “Virginia Fund”) and the Tax-Free National Fund became the Madison Tax-Free National Fund (the “National Fund”) (each a “Fund” and together the “Funds”). The Trust is registered under the 1940 Act, as amended, as a diversified open-end, management investment company. As of the date of this report, the Trust offers twenty one funds including the Virginia Fund and National Fund. The Funds invest principally in securities exempt from federal income taxes, commonly known as “municipal” securities. The Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. The Madison Funds Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. This report was prepared to present the final period during which the Funds operated under the Mosaic Trust, and the initial period during which they operated as a series of the Madison Funds.
Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Each Fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs,” minimize the use of unobservable “inputs” and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed using an entity’s own assumptions which are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the year ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. As of September 30, 2013 and during the year then ended, neither of the Funds held securities deemed a Level 3 investment and there were no transfers between classification levels.
The following is a summary used as of September 30, 2013 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2013
Virginia Fund
Municipal Bonds	$–	$22,564,190	$–	$22,564,190
	–	22,564,190	–	22,564,190
National Fund
Municipal Bonds	–	27,632,647	–	27,632,647
	–	27,632,647	–	27,632,647

Notes to Financial Statements | continued | September 30, 2013

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The Funds adopted the disclosures required by this update.
Municipal securities are traded via a network among dealers and brokers that connect buyers with sellers. From time to time, liquidity in the tax-exempt bond market may be reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, which may make them more difficult to value or sell.
Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.
Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.
Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. The tax character of distributions paid during the fiscal years ended September 30, 2013 and 2012 may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
The tax character of distributions paid for the Virginia Fund was $182,600 long-term capital gain for the year ended September 30, 2013 and $17,310 long-term capital gain for the year ended September 30, 2012. There were no ordinary income distributions for the Virginia Fund for the years ended September 30, 2013 and September 30, 2012. The tax character of distributions paid for the National Fund was $24,210 ordinary income and $185,379 long-term capital gain for the year ended September 30, 2013 and $25,516 ordinary income and $82,812 long-term capital gain for the year ended September 30, 2012.
As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Notes to Financial Statements | continued | September 30, 2013

Virginia Fund:
Accumulated net realized gains	$ 375,573
Net unrealized appreciation on investments	241,156
$ 616,729

National Fund:
Accumulated net realized gains	$ 127,137
Net unrealized appreciation on investments	573,221
$ 700,358
Certain ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. Certain capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. For the year ended September 30, 2013, the Funds had no post-December ordinary losses and no post-October capital losses that are being deferred for tax purposes
Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.
Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.
As of and during the year ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.
Tax years open to examination by tax authorities under the statute of limitations include 2010 through 2013.
Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.
Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnifications: Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enters into contracts that contain a variety of representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.
2. Investment Advisory Fees. The investment adviser to the Trust, Madison Asset Management, LLC (the “Adviser”), earns an advisory fee. This fee is equal to 0.50% per annum of the average net assets for the Funds as of the date of this report. The fees are accrued daily and are paid monthly.
3. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of each Fund’s average net assets. This fee is 0.35% per annum of the average net assets for the Funds as of the date of this report. The Funds’ Independent Trustees and independent registered public accountants fees and expenses were paid out of this fee on behalf of the Funds.
Expenses paid by the Funds and not covered within the Services Agreement referenced above include fees related to portfolio holdings and extraordinary or nonrecurring fees.
4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of September 30, 2013:

	Virginia Fund	National Fund
Aggregate Cost	$22,323,034	$27,059,426
Gross unrealized appreciation	707,947	1,014,094
Gross unrealized depreciation	(466,791)	(440,873)
Net unrealized appreciation	$ 241,156	$ 573,221

Notes to Financial Statements | concluded | September 30, 2013
5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the years ended September 30, 2013, were as follows:

	Purchases	Sales
Virginia Fund	$5,751,410	$7,419,468
National Fund	$7,169,783	$8,644,558
6. Discussion of Risks. Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds. Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities.
7. Subsequent Events. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

September 30, 2013
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Madison Funds:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund (collectively, the “Funds”), each a series of Madison Funds, as of September 30, 2013, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2012 and the financial highlights for the period ended prior to October 1, 2012 were audited by other auditors, whose report, dated November 14, 2012, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
(signature)
Deloitte & Touche LLP
Milwaukee, WI
November 26, 2013

September 30, 2013
Other Information
Fund Expenses (unaudited)
Example
This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended September 30, 2013. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half fiscal year period).
Actual Expenses
The following table titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account value divided by $1,000=8.5), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Virginia Fund	(2.850)%	$1,000.00	$971.50	0.85%	$4.20
National Fund	(3.470)%	$1,000.00	$965.30	0.85%	$4.19

[1]	For the six-months ended September 30, 2013.
[2]	Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]
Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Virginia Fund	5.00%	$1,000.00	$1,020.81	0.85%	$4.31
National Fund	5.00%	$1,000.00	$1,020.81	0.85%	$4.31

[1]	For the six-months ended September 30, 2013.
[2]	Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the

Other Information | continued | September 30, 2013
Federal Tax Information. The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. The Tax-Free Virginia and Tax-Free National Funds designate 100% and 100%, respectively, of dividends from net investment income as exempt-interest dividends for fiscal years ended 2013 and 2012, respectively.
Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.
Proxy Voting Information. The Funds only invest in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by calling toll-free at 1-800-877-6089. The Trust’s proxy voting policies may also be obtained by visiting the SEC’s web site at www.sec.gov.
N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington DC 20549-0102. Finally, you may call 1-800-877-6089 if you would like a copy of Form N-Q mailed to you at no charge.
Discussion of Contract Renewal (Unaudited). The Board reviewed a variety of matters in connection with its considerations of the renewal of the Trust’s investment advisory contract with Madison Asset Management, LLC (the “Adviser”). The following description of the Board’s considerations summarizes this process which occurred at an in-person meeting on July 24, 2013:
With regard to the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the biographies and tenure of the personnel involved in management of the Tax-Free National and Virginia Funds (each a “Fund,” together the “Funds” and each a portfolio of Madison Funds that is referred to as the “Trust”) and the experience of the Adviser and its affiliates as investment manager to other investment companies with similar investment strategies or to individual clients or institutions with similar investment strategies. They recognized the wide array of investment professionals employed by the respective firm or firms. Representatives of the Adviser discussed the firm’s ongoing investment philosophies and strategies intended to provide performance consistent with each Fund’s investment objectives under various market scenarios. The Trustees also noted their familiarity with the Adviser and its affiliates due to the Advisers’ history of providing advisory services to its proprietary investment company clients.
The Board also discussed the quality of services provided to the Funds by its transfer agent, fund administrator and custodian as well as the various administrative services provided directly by the Adviser. Such services included arranging for third party service providers to provide all necessary administration to Fund portfolios.

Other Information | continued | September 30, 2013
With regard to the investment performance of the Funds and the investment adviser, the Board reviewed current performance information provided in the written Board materials. They discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices and benchmarks. They reviewed both long-term and short-term performance and considered the effect on long-term performance that may have been attributable to any previous investment advisers to any Fund. They also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Board performed this review in connection with the Adviser. In connection with the review of performance, the Board engaged in a comprehensive discussion of market conditions and discussed the reasons for Fund performance under such conditions. With regard to fixed-income Funds, the Board considered the relatively conservative investment philosophy followed by the Funds during a period of historically low interest rates and the relative risks to fixed-income Funds in the current environment. Representatives of the Adviser discussed with the Board the methodology for arriving at peer groups and indices used for performance comparisons.
With regard to the costs of the services to be provided and the profits to be realized by the investment adviser and its affiliates from the relationship with the Trust, the Board reviewed the expense ratios for a variety of other funds in each Fund portfolio’s peer group with similar investment objectives.
The Board noted that the Adviser or its affiliates provided investment management services to other investment company and/or non-investment company clients and considered the fees charged by the Adviser to such Funds and clients for purposes of determining whether the given advisory fee was disproportionately large under the so-called Gartenberg standard traditionally used by investment company boards in connection with contract renewal considerations. The Board took those fees into account and considered the differences in services and time required by the various types of funds and clients to which the Adviser provided services. The Board recognized that significant differences may exist between the services provided to one type of fund or client and those provided to others, such as those resulting from a greater frequency of shareholder redemptions in a mutual fund and the higher turnover of mutual fund assets. The Board gave such comparisons the weight that they merit in light of the similarities and differences between the services that the Funds require and were wary of “inapt comparisons.” They considered that, if the services rendered by the Adviser to one type of fund or client differed significantly from others, then the comparison should not be used. In the case of non-investment company clients for which the Adviser may act as either investment adviser or subadviser, the Board noted that the fee may be lower than the fee charged to the Funds. The Board noted too the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser which are performed for investment company clients but are not performed for other institutional clients.
The Trustees reviewed each Fund’s fee structure based on the total Fund expense ratio as well as by comparing advisory fees to other advisory fees. The Board noted the simple expense structure maintained by the Trust: an advisory fee and a capped administrative “services” expense. The Board reviewed total expense ratios paid by other funds with similar investment objectives, recognizing that such a comparison, while not dispositive, was an important consideration.
The Trustees sought to ensure that fees paid by the Funds were appropriate. The Board reviewed materials demonstrating that although the Adviser is compensated for a variety of the administrative services it provides or arranges to provide to the Funds pursuant to its administrative services agreement with the Trust, such compensation does not always cover all costs due to the cap on administrative expenses. Administrative, operational, regulatory and compliance fees and costs in excess of the Services Agreement fees are paid by the Adviser from the investment advisory fees earned. In this regard, the Trustees noted that examination of each Fund’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

Other Information | concluded | September 30, 2013
In reviewing costs and profits, the Board noted that the salaries of all Fund portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (rent), could not be supported by fees received from the Fund portfolios alone. However, the Board recognized that the Funds specifically and the Trust in general are profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser including the Trust as a consolidated Fund family. The Trustees noted that total assets managed by the Adviser and its affiliates were in excess of $15 billion at the time of the meeting. As a result, although the fees paid by each Fund portfolio at its present size might not be sufficient to profitably support a stand-alone fund, the Trust is reasonably profitable to the Adviser as part of its larger, diversified organization. In sum, the Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients.
With regard to the extent to which economies of scale would be realized as each Fund portfolio grows, the Trustees recognized that at their current sizes, it was premature to discuss any economies of scale not already factored into existing advisory and services agreements.
Counsel to the Independent Trustees confirmed that the Trusts’ Independent Trustees met previously and reviewed the written contract renewal materials provided by the Adviser. He noted that the Independent Trustees had considered such materials in light of the aforementioned Gartenberg standards as well as criteria either set forth or discussed in the recent Supreme Court decision in Jones v. Harris regarding the investment company contract renewal process under Section 15(c) of the Investment Company Act of 1940, as amended. The Independent Trustees made a variety of additional inquiries regarding such written materials to the Adviser and representatives of the Adviser discussed each matter raised.
After further discussion, analysis and review of the totality of the information presented, including the information set forth above and the other information considered by the Board of Trustees, the Trustees, including the Independent Trustees, concluded that the respective Funds’ advisory fees are fair and reasonable for each respective Fund portfolio and that renewal of their respective Advisory and Services Agreements are in the best interests of each respective Fund portfolio and its shareholders.
Finally, the Board also reviewed the Trust’s distribution agreements and the information provided in written materials regarding the distributor as well as applicable Codes of Ethics.

September 30, 2013
Trustees and Officers
The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 3711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds’ website at www.madisonfunds.com or by calling 1-800-877-6089.
Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years
Katherine L. Frank[2] 1960	Trustee and President, 2009 - Present
Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm the Adviser), Executive Director and Chief Operating Officer, 2010 - Present; Managing Director and Vice President, 1986 - 2010
Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010 - Present; Vice President, 2004 - 2010
Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 - Present; President, 1996 - 2010
Madison Strategic Sector Premium Fund (closed end fund), President, 2005 - Present; Ultra Series Fund (16) (mutual funds), President, 2009 - Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012 - Present
			38	Madison Strategic Sector Premium Fund, 2005 - Present; Ultra Series Fund (16), 2009 - Present; Madison Mosaic Trusts (except Madison Mosaic Equity Trust) (12), 1996-2013

Jay R. Sekelsky 1959	Vice President, 2009 - Present
MIH, Executive Director and Chief Investment Officer, 2010 - Present; Managing Director and Vice President, 1990 - 2010
Madison, Executive Director and Chief Investment Officer, 2010 - Present
MIA, Executive Director and Chief Investment Officer, 2010 - Present; Vice President, 1996 - 2010
Madison Strategic Sector Premium Fund, Vice President, 2005 - Present; Ultra Series Fund (16), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present
		N/A	N/A
Paul Lefurgey 1964	Vice President, 2009 - Present
MIH, Managing Director and Head of Fixed Income Investments, 2005 - Present; Madison and MIA, Managing Director and Head of Fixed Income Investments, 2010 - Present
MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 - 2005
Madison Strategic Sector Premium Fund, Vice President, 2010 - Present; Ultra Series Fund (16), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present
		N/A	N/A

[1]
As of the date of this report, the fund complex consists of Madison Funds with 21 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 39 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

[2]	“Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.

Other Information | continued | September 30, 2013

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years
Greg D. Hoppe 1969	Treasurer, 2009 - Present
MIH and MIA, Vice President, 1999 - Present; Madison, Vice President, 2009 - Present
Madison Strategic Sector Premium Fund, Treasurer, 2009 - Present; Chief Financial Officer, 2005 - 2009; Ultra Series Fund (16), Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012 - Present
			N/A	N/A
Holly S. Baggot 1960	Secretary, 1999 - Present Assistant Treasurer, 1999 - 2007; 2009 - Present Treasurer, 2008 - 2009
MIH and MIA, Vice President, 2010 - Present; Madison, Vice President, 2009 - Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 - Present
MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005
Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 - Present; Ultra Series Fund (16), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012 - Present
			N/A	N/A

W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present
MIH, MIA, Madison and Madison Scottsdale, LC (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2009 -
Present; General Counsel and Chief Compliance Officer, 1996 - 2009
MFD, Principal, 1998 - Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 - 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 - Present
Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present; Secretary, General Counsel and Chief Compliance Officer, 2005 - 2009; Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 - Present
Ultra Series Fund (16), Chief Compliance Officer, Corporate Counsel and Assistant Secretary,
2009 - Present
		N/A	N/A

[1]
As of the date of this report, the fund complex consists of Madison Funds with 21 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 39 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

Other Information | continued | September 30, 2013

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years
Pamela M. Krill 1966	General Counsel, Chief Legal Officer and Assistant Secretary, 2009 - Present
MIH, MIA, Madison, Madison Scottsdale, LC, MFD, and Concord, General Counsel and Chief Legal Officer, 2009 - Present
NorthRoad, General Counsel & Chief Legal Officer,
2011 - Present
Madison Strategic Sector Premium Fund, General Counsel, Chief Legal Officer and Assistant Secretary, 2010 - Present; Ultra Series Fund (16), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 - Present; Madison Covered Call & Equity Strategy Fund, General Counsel, Chief Legal Officer and Assistant Secretary, December 2012 - Present
CUNA Mutual Insurance Society (insurance company with affiliated investment advisory, brokerage and mutual fund operations), Madison, WI, Managing Associate General Counsel-Securities & Investments, 2007 - 2009
Godfrey & Kahn, S.C. (law firm), Madison and Milwaukee, WI, Partner/Shareholder, Securities Practice Group, 1994-2007
			N/A	N/A

Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex[2]	Other Directorships Held by Director/ Trustee During Past Five Years
Philip E. Blake 1944	Trustee, 2009 - Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 - 2000	39
Edgewood College, 2003 - Present; Chairman of the Board, 2010 - 2012
Nerites Corporation (technology company), 2004 -
Present
Madison Strategic Sector Premium Fund,
2005 - Present; Ultra Series Fund (16), 2009 - Present; Madison Covered Call & Equity Strategy Fund, December 2012 - Present; Madison Mosaic Trusts (12), 2001 - 2013

James R Imhoff, Jr. 1944	Trustee, 2009 - Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 - Present	39
Park Bank, 1978 - Present
Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series Fund (16), 2009 -
Present; Madison Mosaic Trusts (12), 1996 - 2013

Steven P. Riege 1954	Trustee, 2005 - Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/President, 2001 - Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 - 2001	37	Ultra Series Fund (16), 2005 - Present

[1]	Independent Trustees serve in such capacity until reaching the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2]
As of the date of this report, the fund complex consists of Madison Funds with 21 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 39 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

Other Information | concluded | September 30, 2013

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex[2]	Other Directorships Held by Director/ Trustee During Past Five Years
Richard E. Struthers 1952	Trustee, 2004 - Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 - Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 - 2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	37	Park Nicolet Health Services, 2001 - 2012 HealthPartners, 2013 - Present Ultra Series Fund (16), 2004 - Present
Lorence D. Wheeler 1938	Trustee, 2009 - Present	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986 - 1997	39
Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 - Present
Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series Fund (16), 2009 -
Present; Madison Mosaic Trusts (12), 1996 - 2013

[1]	Independent Trustees serve in such capacity until reaching the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2]
As of the date of this report, the fund complex consists of Madison Funds with 21 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 39 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

Madison Funds
Post Office Box 8390
Boston, MA 02266-8390
1 (800) 877-6089
www.madisonfunds.com

SEC File Number: 811-08261

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(c) The Code was not amended during the fiscal year.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of "the Madison Funds Sarbanes Oxley Code of Ethics."

Item 3. Audit Committee Financial Expert.

In July 2013, Philip E. Blake, an “independent” Trustee and a member of the Trust’s audit committee, was appointed to serve as the Trust’s audit committee financial expert among the five independent Trustees who so qualify to serve in that capacity.  He replaced James Imhoff who served in that capacity through July 2013.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Total audit fees paid (or to be paid) to the registrant's principal accountant for the fiscal years ended October 31, 2013 and 2012, respectively were $157,000 ($468,500 including the Ultra Series Fund, the Madison Strategic Sector Premium Fund and the Madison Covered Call & Equity Strategy Fund, all affiliated investment companies “together, the “Affiliated Funds”) and $107,500 ($405,500 including the Affiliated Funds, which at the time, consisted only of the Ultra Series Fund). The fees solely with respect to the two series presented in this N-CSR were $20,000 for the period ended September 30, 2013 and were $14,000 for the period ended September 30, 2012 for the principal accountant for the Madison Mosaic Tax-Free Trust whose two series were reorganized as a series of the registrant on April 19, 2013.

(b) Audit-Related Fees. $5,000 paid to Deloitte & Touche in connection with review of financial information and references to the firm in connection with the merger of the Madison Investors and Disciplined Equity series of Madison Funds.

(c) Tax-Fees. The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

For the fiscal years ended October 31, 2013 and October 31, 2012, the aggregate fees for professional services rendered by Deloitte & Touche for tax compliance, tax advice and tax planning for such fiscal years, totaled $51,975 and $38,740, respectively. This amount relates to the registrant as a whole, not to the two individual funds covered by this report. Finally, the Adviser will pay an additional $11,550 for six additional tax returns completed for four funds merged away (their final return) in April 2013 and a 9/30/13 return for the two tax-free funds presented in this N-CSR.

In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

-Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC and the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613.

(d) All Other Fees. None.

(e) (1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

(2) The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

(f) None.

(g) None.

(h) None.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: November 26, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 26, 2013